Consolidated statements of cash flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net income	$ 1,698	$ 1,260
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	3,216	3,012
Deferred income taxes	47	76
Share-based compensation expense, net	139	27
Net employee defined benefit plans expense	113	102
Employer contributions to employee defined benefit plans	(53)	(51)
Non-current contract assets	2	60
Non-current unbilled customer finance receivables	(184)	(136)
Gain on disposition of financial solutions business	(410)
Loss from equity accounted investments	10	29
Other	(108)	(75)
Net change in non-cash operating working capital	(82)	270
Cash provided by operating activities	4,388	4,574
INVESTING ACTIVITIES
Cash payments for capital assets, excluding spectrum licences	(3,097)	(2,822)
Cash payments for spectrum licences	(2,219)
Cash payments for acquisitions, net	(468)	(3,205)
Advances to, and investment in, real estate joint ventures and associates	(46)	(100)
Real estate joint venture receipts	4	5
Proceeds on disposition	508	86
Investment in portfolio investments and other	(148)	(129)
Cash used by investing activities	(5,466)	(6,165)
FINANCING ACTIVITIES
Common Shares issued	1,300	1,495
Dividends paid to holders of Common Shares	(1,045)	(930)
Issue (repayment) of short-term borrowings, net	10	(8)
Long-term debt issued	4,891	4,882
Redemptions and repayment of long-term debt	(4,972)	(3,863)
Shares of subsidiary issued and sold to non-controlling interests, net	827	400
Other	(58)	(72)
Cash provided by financing activities	953	1,904
CASH POSITION
Increase (decrease) in cash and temporary investments, net	(125)	313
Cash and temporary investments, net, beginning of period	848	535
Cash and temporary investments, net, end of period	723	848
SUPPLEMENTAL DISCLOSURE OF OPERATING CASH FLOWS
Interest paid	(744)	(740)
Interest received	17	13
Income taxes paid, net
In respect of comprehensive income	(563)	(397)
In respect of business acquisitions	(38)	(33)
Income taxes paid, net	$ (601)	$ (430)